Taxation (Details Narrative) $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage	25.00%	25.00%	25.00%	25.00%
Assessable profits				$ 0
Deferred tax assets	$ 1,161,878		$ 1,580,716	1,195,951
Long-term investment impairment	816,536
Net operating loss carryforward	289,148
Allowance for credit loss	30,835
Intangible asset impairment	25,359
Valuation allowance	1,161,878		1,580,716	1,195,951
Net carrying amount of deferred tax assets
Valuation allowance, additions	335,885
Valuation allowance, reversals	776,123
Valuation allowance, utilization	6,610
Valuation allowance, foreign exchange	28,010
Unrecognized tax benefits	0		0
Interest or penalties	$ 0		$ 0	$ 0
Income tax examination description	the tax years ended March 31, 2020 through 2025 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.	the tax years ended March 31, 2020 through 2025 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.
Technical Services [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Value added tax rate	6.00%	6.00%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage	16.50%	16.50%
HONG KONG | Assessable Profits [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage	8.25%	8.25%
Legacy tax rate	16.50%	16.50%
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits		$ 2
CHINA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage	25.00%	25.00%
Income tax rate reconciliation, description	The State Administration of Taxation further announced that from January 1, 2021 to December 31, 2022, for the portion of taxable income not exceeding RMB1 million, the amount of taxable income can be halved from 25% to 12.5%, and the corporate income tax will be levied at 20%, for small and low-profit enterprises, and from January 1, 2022 to December 31, 2024, small and low-profit enterprises can enjoy a 20% corporate income tax rate on 25% of the taxable income amount for the portion of taxable income more than RMB1 million but not exceeding RMB3 million. In accordance with announcement of the Ministry of Finance and the State Taxation Administration [2023] No. 6, which was effective from January 1, 2023 to December 31, 2024, preferential tax rate became 5% on taxable income below RMB1 million. According to announcement of the Ministry of Finance and the State Taxation Administration [2023] No.12, which became effective on August 2, 2023 and until December 31, 2027, small, low profit enterprises is subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).	The State Administration of Taxation further announced that from January 1, 2021 to December 31, 2022, for the portion of taxable income not exceeding RMB1 million, the amount of taxable income can be halved from 25% to 12.5%, and the corporate income tax will be levied at 20%, for small and low-profit enterprises, and from January 1, 2022 to December 31, 2024, small and low-profit enterprises can enjoy a 20% corporate income tax rate on 25% of the taxable income amount for the portion of taxable income more than RMB1 million but not exceeding RMB3 million. In accordance with announcement of the Ministry of Finance and the State Taxation Administration [2023] No. 6, which was effective from January 1, 2023 to December 31, 2024, preferential tax rate became 5% on taxable income below RMB1 million. According to announcement of the Ministry of Finance and the State Taxation Administration [2023] No.12, which became effective on August 2, 2023 and until December 31, 2027, small, low profit enterprises is subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).
Withholding tax rate	10.00%